Intangible assets	12 Months Ended
Mar. 31, 2016
Intangible assets
Intangible assets

6. Intangible assets

        Intangible assets consisted of the following:

		As of March 31, 2016		As of March 2015
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$17,609	$(6,673)	$12,369	$(4,652)
Contract-based customer relationships	5 - 10 years	41,820	(19,587)	41,820	(13,720)
IP rights	5 years	13,017	(3,479)	8,046	(1,870)
Trade names and brands	8 - 10 years	1,158	(97)	921	(10)
Other	4 - 6 years	483	(471)	391	(349)

Total		$74,087	$(30,307)	$63,547	$(20,601)

        Amortization expense for intangible assets for the year ended March 31, 2016, 2015 and 2014 was $9,745, $6,476 and $4,065 respectively.

        Estimated future amortization expenses related to amortizable intangible assets are as follows:

Amortization
For the year ended March 31, 2017	11,089
For the year ended March 31, 2018	10,894
For the year ended March 31, 2019	8,108
For the year ended March 31, 2020	5,042
For the year ended March 31, 2021 and thereafter	8,647

Total	43,780

        On December 31, 2012, Luxoft International Company Ltd. entered into an agreement with Deutsche Bank AG (London Branch) and DB Services New Jersey, Inc. for the purchase of Horizon, a software product for comprehensive across-enterprise risk management and visualization. Pursuant to this agreement, Luxoft International Company Ltd. agreed to pay 2.5 million euro and 20% of the net revenues from the sale of this software to third parties during next five years. During the year ended March 31, 2016, the Group paid $320 of the contingent consideration. The Group estimated the fair value of the contingent liability as of December 31, 2012 in the amount of net present value of future revenue sharing payments totalling $2,378, which was estimated based on the forecasted revenues in the following 5 years discounted at 15%. The Group performs revaluation of liabilities on quarterly basis. Fair value of contingent consideration as of March 31, 2016 is $415.